Capital Management (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	July 31, 2024	October 31, 2023
CET1 Capital	$55,605	$52,914
Tier 1 Capital	63,598	59,785
Total Capital	73,530	68,718
TLAC	122,053	114,402
Risk-Weighted Assets	428,860	424,197
Leverage Exposures	1,480,736	1,413,036
CET1 Ratio	13.0%	12.5%
Tier 1 Capital Ratio	14.8%	14.1%
Total Capital Ratio	17.1%	16.2%
TLAC Ratio	28.5%	27.0%
Leverage Ratio	4.3%	4.2%
TLAC Leverage Ratio	8.2%	8.1%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity (TLAC) Guideline.